SHAREHOLDERS’ EQUITY (Details Narrative) - USD ($)								1 Months Ended		12 Months Ended
		Feb. 23, 2026	Nov. 26, 2025	Sep. 26, 2025	Sep. 15, 2025	Jan. 27, 2023	Dec. 31, 2021	Nov. 30, 2025	Dec. 31, 2023	Dec. 31, 2025		Dec. 31, 2024		Oct. 30, 2024	Sep. 25, 2024	Aug. 01, 2024	Apr. 05, 2023	Jun. 02, 2022
Common stock, shares authorized			10,000,000,000
Purchase price per share					$ 0.165
Stockholders' Equity Note, Stock Split						1-for-4 share split
Authorized share capital						$ 100,000								$ 2,500,000				$ 2,500,000
Common stock shares authorized						400,000,000								10,000,000,000				10,000,000,000
Common stock, par value			$ 0.00025			$ 0.00025								$ 0.00025				$ 0.00025
Common stock, shares issued									30,840,000						790,000	1,700,000	6,040,000
Common stock, shares outstanding									30,840,000
Registered of direct offering, ordinary Shares				9,000,000	9,000,000
Exercise price per share					$ 0.198
Placement agent fees and other offering expenses										$ 2,970,000
Preferred stock, shares authorized	[1]									1,000,000,000		1,000,000,000
Preferred stock, par value	[1]									$ 0.00025		$ 0.00025
Preferred stock, shares issued	[1]									0		0
Preferred stock, shares outstanding	[1]									0		0
Shareholders [Member]
Dividend rate							$ 0.0145
Dividend amount							$ 80,000.00
Shareholders [Member]
Dividend rate							$ 2.2083
Dividend amount							$ 11,700,000		$ 10,500,000
Common Class A [Member]
Common stock, shares authorized			8,000,000,000							800,000,000
Common stock, par value			$ 0.00025
Common stock voting rights			1
Common Class B [Member]
Common stock, shares authorized			1,000,000,000							100,000,000
Common stock, par value			$ 0.00025
Common stock voting rights			50
Common Stock [Member]
Common stock conversion basis		the Company effected a 1-for-10 share consolidation, whereby every ten (10) issued and outstanding shares were consolidated into one (1) share.						The Company’s issued shares were reclassified on a one-for-one basis into 41,330,000 Class A ordinary shares and 10,000,000 Class B ordinary shares.
Common Stock [Member] | Common Class A [Member]
Common stock, shares authorized								8,000,000,000		800,000,000	[1]	800,000,000	[1]
Common stock, par value	[1]									$ 0.0025		$ 0.0025
Common stock, shares issued	[1]									4,133,000		3,333,000
Common stock, shares outstanding	[1]									4,133,000		3,333,000
Common stock voting rights								1 vote per share
Common Stock [Member] | Common Class A [Member] | Pre Share Consolidation [Member]
Common stock, shares issued										41,330,000
Common stock, shares outstanding										41,330,000
Common Stock [Member] | Common Class B [Member]
Common stock, shares authorized								1,000,000,000				100,000,000	[1]
Common stock, par value	[1]									$ 0.0025		$ 0.0025
Common stock, shares issued										1,000,000	[1]	0
Common stock, shares outstanding	[1]									1,000,000		0
Common stock voting rights								50 votes per share
Common Stock [Member] | Common Class B [Member] | Pre Share Consolidation [Member]
Common stock, shares issued										10,000,000
Common stock, shares outstanding										10,000,000
Preferred Stock [Member]
Preferred stock, shares authorized								1,000,000,000		1,000,000,000
Preferred stock, par value										$ 0.00025
Maximum [Member]
Warrants to purchase of ordinary shares				9,000,000	9,000,000
Maximum [Member] | Common Stock [Member]
Common stock, par value										$ 0.00025
Maximum [Member] | Common Stock [Member] | Common Class A [Member]
Common stock, shares authorized										41,330,000
Maximum [Member] | Common Stock [Member] | Common Class B [Member]
Common stock, shares authorized										10,000,000
Minimum [Member] | Common Stock [Member]
Common stock, par value										$ 0.0025
Minimum [Member] | Common Stock [Member] | Common Class A [Member]
Common stock, shares authorized										4,133,000
Minimum [Member] | Common Stock [Member] | Common Class B [Member]
Common stock, shares authorized										1,000,000
Postconsolidation Basis [Member]
Common stock, shares issued									3,084,000	5,133,000		3,333,000
Common stock, shares outstanding									3,084,000	5,133,000		3,333,000
Preconsolidation Basis [Member]
Common stock, shares issued									30,840,000	51,330,000		33,330,000
Common stock, shares outstanding									30,840,000	51,330,000		33,330,000
CAYMAN ISLANDS
Common stock, shares authorized																		100,000,000
Purchase price per share																		$ 0.001

[1]	On February 23, 2026, the Company effected a 1-for-10 reverse share spilt, whereby every ten (10) issued and outstanding ordinary shares were consolidated into one (1) ordinary share, with a corresponding increase in par value from $0.00025 to $0.0025 per share. All share and per share information presented in these financial statements have been retrospectively adjusted, where applicable, to reflect this share consolidation. The consolidation did not affect total shareholders’ equity.